Information about QVC's Operating Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue and Adjusted OIBDA by Segment
Performance measures

	Years ended December 31,
	2013		2012		2011
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$5,844	1,352	5,585	1,292	5,412	1,225
QVC-Japan	1,024	212	1,247	279	1,127	241
QVC-Germany	971	173	956	179	1,068	199
QVC-U.K.	657	118	641	104	626	111
QVC-Italy	127	(14)	87	(26)	35	(43)
Consolidated QVC	$8,623	1,841	8,516	1,828	8,268	1,733

Schedule of Depreciation and Amortization by Segment

	Years ended December 31,
	2013		2012		2011
(in millions)	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$55	362	51	338	52	376
QVC-Japan	23	9	16	10	29	12
QVC-Germany	30	38	31	33	33	36
QVC-U.K.	12	14	21	12	13	11
QVC-Italy	7	8	7	7	8	4
Consolidated QVC	$127	431	126	400	135	439

Schedule of Capital Expenditures and Total Assets by Segment

	Years ended December 31,
	2013		2012
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,322	123	10,541	88
QVC-Japan	732	16	969	105
QVC-Germany	1,109	28	1,064	25
QVC-U.K.	613	16	619	22
QVC-Italy	280	28	245	6
Consolidated QVC	$13,056	211	13,438	246

Long-Lived Assets by Segment
Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	December 31,
(in millions)	2013	2012
QVC-U.S.	$448	429
QVC-Japan	220	280
QVC-Germany	244	247
QVC-U.K.	129	128
QVC-Italy	65	47
Consolidated QVC	$1,106	1,131

Reconciliation of Adjusted OIBDA to Income before Income Taxes
The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Years ended December 31,
(in millions)	2013	2012	2011
Adjusted OIBDA	$1,841	1,828	1,733
Stock‑based compensation	(38)	(34)	(22)
Depreciation and amortization	(558)	(526)	(574)
Equity in losses of investee	(4)	(4)	(2)
Gains on financial instruments	15	48	50
Interest expense, net	(214)	(233)	(229)
Foreign currency gain (loss)	1	2	(2)
Loss on extinguishment of debt	(57)	—	—
Income before income taxes	$986	1,081	954